Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of the Calculation of Basic and Diluted Net Loss Per Unit
The following table presents the calculation of basic and diluted net loss per share during the years ended December 31, 2017, 2016 and 2015 (in thousands, except per share data):

	2017	2016	2015
Numerator:
Net loss	$(164,316)	$(93,112)	$(36,780)
Less: Net loss attributable to non-controlling interests	(146,003)	(82,963)	(32,771)
Less: dividends on Class A convertible preferred stock	413	—	—
Less: accretion of beneficial conversion feature on Class A convertible preferred stock	1,237	—	—
Net loss attributable to Carvana Co. Class A common stockholders, basic and diluted	$(19,963)	$(10,149)	$(4,009)
Denominator:
Weighted-average shares of Class A common stock outstanding	15,517	15,000	15,000
Less: unvested weighted-average restricted stock awards	276	—	—
Weighted-average shares of Class A common stock to compute basic and diluted net loss per Class A common share	15,241	15,000	15,000
Net loss per share of Class A common stock, basic and diluted	$(1.31)	$(0.68)	$(0.27)